Quarterly Report
March 31, 2019
MFS®  New Discovery Series
MFS® Variable Insurance Trust

Portfolio of Investments
3/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.6%
Aerospace – 4.7%
CACI International, Inc., “A” (a)	56,820	$10,342,376
Cubic Corp.	135,565	7,624,176
Curtiss-Wright Corp.	63,764	7,227,012
FLIR Systems, Inc.	200,783	9,553,255
		$34,746,819
Apparel Manufacturers – 2.1%
Levi Strauss & Co., “A” (a)	330,397	$7,780,849
Skechers USA, Inc., “A” (a)	223,823	7,522,691
		$15,303,540
Automotive – 4.5%
Hella KGaA Hueck & Co.	103,951	$4,570,997
KAR Auction Services, Inc.	160,207	8,220,221
Stoneridge, Inc. (a)	325,378	9,390,409
Visteon Corp. (a)	85,200	5,738,220
WABCO Holdings, Inc. (a)	43,077	5,678,841
		$33,598,688
Biotechnology – 4.7%
Aimmune Therapeutics, Inc. (a)	150,626	$3,366,491
Alder Biopharmaceuticals, Inc. (a)	336,981	4,599,791
Amicus Therapeutics, Inc. (a)	369,029	5,018,794
Bio-Techne Corp.	40,301	8,001,764
Immunomedics, Inc. (a)	170,726	3,279,647
Morphosys AG, ADR (a)	154,242	3,501,293
Neurocrine Biosciences, Inc. (a)	43,861	3,864,154
Tricida, Inc. (a)	96,695	3,734,361
		$35,366,295
Brokerage & Asset Managers – 3.5%
Hamilton Lane, Inc., “A”	153,023	$6,668,742
HealthEquity, Inc. (a)	70,343	5,203,975
TMX Group Ltd.	135,946	8,755,844
WisdomTree Investments, Inc.	754,349	5,325,704
		$25,954,265
Business Services – 5.0%
CarGurus, Inc. (a)	161,619	$6,474,457
CoStar Group, Inc. (a)	6,366	2,969,230
Endava PLC, ADR (a)	281,719	7,747,272
EVO Payments, Inc., “A” (a)	191,843	5,573,039
Global Payments, Inc.	33,680	4,597,994
WNS (Holdings) Ltd., ADR (a)	185,675	9,890,907
		$37,252,899
Chemicals – 1.0%
Ingevity Corp. (a)	70,894	$7,487,115
Computer Software – 7.7%
8x8, Inc. (a)	151,256	$3,055,371
Avalara, Inc. (a)	135,813	7,577,007
Cadence Design Systems, Inc. (a)	47,055	2,988,463
DocuSign, Inc. (a)	113,926	5,905,924
Everbridge, Inc. (a)	136,953	10,272,844
Okta, Inc. (a)	35,190	2,911,269

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Paylocity Holding Corp. (a)	97,278	$8,676,225
RingCentral, Inc. (a)	47,810	5,153,918
Zendesk, Inc. (a)	123,863	10,528,355
		$57,069,376
Computer Software - Systems – 7.2%
Box, Inc. (a)	373,011	$7,202,842
Five9, Inc. (a)	73,931	3,905,775
NICE Systems Ltd., ADR (a)	23,575	2,888,173
Pluralsight, Inc., “A” (a)	190,180	6,036,313
Proofpoint, Inc. (a)	60,753	7,377,237
Q2 Holdings, Inc. (a)	131,370	9,098,686
Rapid7, Inc. (a)	202,814	10,264,417
RealPage, Inc. (a)	114,763	6,964,967
		$53,738,410
Construction – 3.4%
Foundation Building Materials, Inc. (a)	398,863	$3,924,812
GMS, Inc. (a)	163,978	2,479,347
Lennox International, Inc.	35,158	9,295,775
Summit Materials, Inc., “A” (a)	594,889	9,440,889
		$25,140,823
Consumer Services – 5.1%
Bright Horizons Family Solutions, Inc. (a)	94,516	$12,013,929
MakeMyTrip Ltd. (a)	255,683	7,056,851
OneSpaWorld Holdings Ltd. (a)	405,470	5,538,720
Planet Fitness, Inc. (a)	190,404	13,084,563
		$37,694,063
Containers – 1.2%
Berry Global Group, Inc. (a)	162,685	$8,763,841
Electrical Equipment – 1.7%
CTS Corp.	174,357	$5,120,865
Littlefuse, Inc.	41,890	7,644,087
		$12,764,952
Electronics – 3.0%
Brooks Automation, Inc.	198,486	$5,821,594
IPG Photonics Corp. (a)	19,748	2,997,352
Monolithic Power Systems, Inc.	25,912	3,510,817
nLIGHT, Inc. (a)	190,630	4,247,236
Silicon Laboratories, Inc. (a)	67,309	5,442,606
		$22,019,605
Entertainment – 1.4%
Live Nation, Inc. (a)	64,759	$4,114,787
Manchester United PLC, “A”	323,987	6,227,030
		$10,341,817
Forest & Paper Products – 0.7%
Trex Co., Inc. (a)	82,529	$5,077,184
General Merchandise – 0.5%
Ollie's Bargain Outlet Holdings, Inc. (a)	43,972	$3,752,131

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 1.5%
Gardner Denver Holdings, Inc. (a)	122,174	$3,397,659
Gates Industrial Corp. PLC (a)	119,735	1,717,000
Ritchie Bros. Auctioneers, Inc.	176,282	5,993,588
		$11,108,247
Medical & Health Technology & Services – 5.3%
Charles River Laboratories International, Inc. (a)	56,512	$8,208,368
Guardant Health, Inc. (a)	55,173	4,231,769
ICON PLC (a)	70,614	9,644,460
Medidata Solutions, Inc. (a)	65,735	4,814,432
Syneos Health, Inc. (a)	93,792	4,854,674
Teladoc Health, Inc. (a)	135,925	7,557,430
		$39,311,133
Medical Equipment – 9.9%
Inspire Medical Systems, Inc. (a)	47,965	$2,723,453
iRhythm Technologies, Inc. (a)	52,643	3,946,119
Masimo Corp. (a)	71,985	9,954,086
Merit Medical Systems, Inc. (a)	126,291	7,808,572
Mesa Laboratories, Inc.	26,704	6,155,272
Nevro Corp. (a)	64,398	4,025,519
OptiNose, Inc. (a)(l)	315,059	3,245,108
PerkinElmer, Inc.	96,013	9,251,813
Quidel Corp. (a)	114,019	7,464,824
Senseonics Holdings, Inc. (a)	627,617	1,537,662
STERIS PLC	74,775	9,573,443
West Pharmaceutical Services, Inc.	72,933	8,037,216
		$73,723,087
Network & Telecom – 1.2%
Interxion Holding N.V. (a)	133,438	$8,904,318
Oil Services – 1.8%
Core Laboratories N.V.	87,134	$6,006,147
Liberty Oilfield Services, Inc.	111,219	1,711,660
Patterson-UTI Energy, Inc.	398,585	5,588,162
		$13,305,969
Other Banks & Diversified Financials – 3.6%
Bank OZK	177,235	$5,136,270
Legacytextas Financial Group, Inc.	180,725	6,757,308
Signature Bank	59,111	7,570,346
Wintrust Financial Corp.	110,020	7,407,646
		$26,871,570
Pharmaceuticals – 3.7%
Aquestive Therapeutics, Inc. (a)	169,895	$1,173,974
Aratana Therapeutics, Inc. (a)	574,589	2,068,520
Collegium Pharmaceutical, Inc. (a)	212,273	3,213,813
Elanco Animal Health, Inc. (a)	111,655	3,580,776
Forty Seven, Inc. (a)	118,083	1,908,221
GW Pharmaceuticals PLC, ADR (a)	25,826	4,353,489
Orchard RX Ltd., ADR (a)	162,112	2,898,563
PetIQ, Inc. (a)	187,150	5,878,382
Principia Biopharma, Inc. (a)	83,890	2,852,260
		$27,927,998
Pollution Control – 0.8%
Evoqua Water Technologies LLC (a)	458,173	$5,763,816

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 0.3%
StealthGas, Inc. (a)	624,779	$2,186,726
Real Estate – 3.2%
Big Yellow Group PLC, REIT	351,134	$4,534,470
Industrial Logistics Properties Trust, REIT	408,633	8,242,128
STAG Industrial, Inc., REIT	374,667	11,108,876
		$23,885,474
Restaurants – 1.5%
Performance Food Group Co. (a)	282,709	$11,206,585
Special Products & Services – 1.1%
Boyd Group Income Fund, IEU	82,697	$8,509,496
Specialty Chemicals – 4.4%
Axalta Coating Systems Ltd. (a)	360,175	$9,080,012
Ferro Corp. (a)	565,218	10,699,577
Ferroglobe PLC	573,924	1,176,544
RPM International, Inc.	83,208	4,829,392
Univar, Inc. (a)	308,755	6,842,011
		$32,627,536
Specialty Stores – 1.9%
Floor & Decor Holdings, Inc. (a)	147,853	$6,094,501
Hudson Ltd., “A” (a)	588,250	8,088,437
		$14,182,938
Total Common Stocks		$725,586,716
Investment Companies (h) – 2.3%
Money Market Funds – 2.3%
MFS Institutional Money Market Portfolio, 2.48% (v)	17,025,193	$17,025,193
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.42% (j)	216,603	$216,603

Other Assets, Less Liabilities – 0.1%		914,899
Net Assets – 100.0%		$743,743,411
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $17,025,193 and $725,803,319, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$725,586,716	$—	$—	$725,586,716
Mutual Funds	17,241,796	—	—	17,241,796
Total	$742,828,512	$—	$—	$742,828,512
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	7,829,943	57,346,096	(48,150,846)	17,025,193

Supplemental Information (unaudited) – continued
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$666	$1,817	$—	$104,020	$17,025,193